UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
FOR THE MONTHLY REPORTING PERIOD FROM JUNE 1, 2009 THROUGH JUNE 30, 2009
COMMISSION FILE NUMBERS OF ISSUING ENTITY: 333-141065 and 333-32874
Advanta Business Card Master Trust
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)
Advanta Business Receivables Corp.
(Exact name of depositor as specified in its charter)
Advanta Bank Corp.
(Exact name of sponsor as specified in its charter)
DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Wilmington Trust Company,
Rodney Square North
1100 North Market St.
Wilmington, DE, 19890
(Address of principal executive offices of issuing entity)
(302) 651-8951
(Telephone number, including area code)
23-2852207
(I.R.S. Employer Identification No. Issuing Entity)
N/A
(Former name, former address, if changed since last report)
Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

     PART I. Distribution Information
Item 1. Distribution and Pool Performance Information:
Response to Item 1 is set forth in Exhibit 99.
     PART II. Other Information
Item 8.01. Other Information
Defined terms used in this Form 10-D but not defined herein have the meanings ascribed to them in Advanta Business Card Master Trust Master Indenture, the Transfer and Servicing Agreement or the AdvantaSeries Indenture Supplement.
As of June 30, 2009, the Advanta Business Card Master Trust (“ABCMT”) total Receivables balance was $3.6 billion. The entire $40.9 million on deposit in the Cash Collateral Account as of June 30, 2009 will be withdrawn to cover AdvantaSeries Defaulted Amounts. After this withdrawal there will be no amounts on deposit in the Cash Collateral Account. On the July 2009 Payment Date, $548 million of principal collections that were on deposit in the Collection Account with respect to the June 2009 Monthly Period plus $80 million of additional Available Principal Collections were distributed pro-rata to all Class A Noteholders.
Effective for the June 2009 Monthly Period, the portion of the Credit Card Guidelines of Advanta Bank Corp. related to its charge-off policies was changed as a result of closing customer accounts to future use. In general, Principal Receivables now will be charged off as uncollectible in the month in which they become 120 days past due (or a shorter period, as appropriate, if the uncollectibility is due to bankruptcy). Prior to the change, Principal Receivables were charged off no later than the month in which they became 180 days past due. For the June 2009 Monthly Period, the AdvantaSeries Defaulted Amount was $174 million (56.95%), which included approximately $110 million of additional charge-offs associated with this change. There were insufficient Available Finance Charge Collections and Cash Collateral Account Amounts to cover the AdvantaSeries Defaulted Amount, resulting in the Invested Amount of Class D notes being reduced to $11 million as of the July 2009 Payment Date.

Item 9 — Exhibits
Item 9.01 (c). Exhibits
The following is filed as an exhibit to this Report under Exhibit 99:
99.1	AdvantaSeries Asset Backed Notes — Monthly Noteholder’s Statement for the Monthly Period of June 1, 2009 through June 30, 2009

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ADVANTA BUSINESS RECEIVABLES CORP.
(Depositor)

By: Name:	/s/ Susan A. McVeigh Susan A. McVeigh
Title:	Vice President and Treasurer

ADVANTA BANK CORP.
(Servicer)

By: Name:	/s/ Michael Coco Michael Coco
Title:	Vice President and Treasurer
Dated: July 20, 2009

Exhibit Index
Exhibit No.
The following is filed as an exhibit to this Report under Exhibit 99:
99.1	AdvantaSeries Asset Backed Notes — Monthly Noteholder’s Statement for the Monthly Period of June 1, 2009 through June 30, 2009

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